Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 26, 2020	Jun. 28, 2019
Profit or loss [abstract]
Revenue	€ 4,837	€ 5,802
Cost of sales	(3,168)	(3,594)
Gross profit	1,669	2,208
Selling and distribution expenses	(961)	(1,101)
Administrative expenses	(440)	(381)
Operating profit	268	726
Finance income	17	26
Finance costs	(72)	(75)
Total finance costs, net	(55)	(49)
Non-operating items	(2)	1
Profit before taxes	211	678
Taxes	(85)	(170)
Profit after taxes	€ 126	€ 508
Basic earnings per share (in EUR per share)	€ 0.28	€ 1.08
Diluted earnings per share (in EUR per share)	€ 0.28	€ 1.07